Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24	SUBSEQUENT EVENTS

In July 2025, the Group withdrew the remaining tranche under the Note Purchase Agreement with OSN Streaming, amounting to USD 23,000,000. Following this drawdown, the aggregate principal amount outstanding under the Convertible Note increased to USD 55,000,000.

On December 15, 2025, OSN Streaming converted its senior unsecured convertible notes into Ordinary Shares of Anghami Inc. This action followed a Notice of Intention provided on October 14, 2025. The total amount converted was the original principal of USD 55,000,000 plus capitalized and accrued PIK Interest of USD 4,404,313. The conversion was executed at a Base Conversion Price of USD 25 per Ordinary Share, resulting in the issuance of 2,376,171 Ordinary Shares to the Holder. The Company also paid USD 37.86 in cash in lieu of delivering any fractional share.

Effective August 1, 2025, the Group implemented a one-for-ten reverse stock split of its Ordinary Shares. Unless the context expressly dictates otherwise, all references to share and per share amounts referred to in these condensed interim consolidated financial statements give effect to the reverse stock split. Further, the par value of each share was changed from USD 0.0001 to USD 0.001.